ALT Loan ID	Loan Exception ID	Exception ID	Exception Category	Exception Sub Category	Exception Description	Exception Comments	Seller Response	Reviewer Response	Loan Attributes	Exception Status	Initial Exception Grade	Opus Max Initial Grade	Final Exception Grade	Opus Max Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Subject to Predatory Lending	HUD Category
241205001	327_196_19357	19357	Credit		Assets are not sourced/seasoned
There is at least one account on the final application that has no source and/or seasoning. Liquid assets with no source/seasoning: 1.00
Retirement assets with no source/seasoning: 0.00
Purchase Deposits with no source: 0.00
Details: The statement for account xx2855 on the final application reflects large deposits. There is no evidence in the file documenting the source of the deposits.

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The exception status is currently Acknowledged by Client.
Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated.
This finding is non-material and will be rated a B for all agencies.

								(2022-04-11) This finding is non-material and will be rated a B for all agencies.	FICO is higher than guidelines. FICO is: 770 and the guideline is:740.	Acknowledged by Client	2	2	2	2	B	B	B	B	B	B	B	B	B	B	Yes
241205001	327_196_-96658	-96658	Compliance		Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXXX XXXX and the APR exceeds the Average Prime Offer Rate (3.960%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXXX XXXX and the APR exceeds the Average Prime Offer Rate (3.960%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (3.960%) by 3.5% or more.

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The exception status is currently Acknowledged by Client.
For Informational Purposes Only

								(2022-05-03) This finding is non-material and will be rated a B for all agencies.	FICO is higher than guidelines. FICO is: 770 and the guideline is:740.	Acknowledged by Client	2	2	2	2	B	B	B	B	B	B	B	B	B	B	Yes
241205001	327_196_1392	1392	Compliance		RESPA: AfBA Disclosure is Missing or Incomplete	RESPA: AfBA Disclosure is Missing . The exception status is currently Acknowledged by Client. This finding is non-material and will be rated a B for all agencies.		(2022-04-11) This finding is non-material and will be rated a B for all agencies.	FICO is higher than guidelines. FICO is: 770 and the guideline is:740.	Acknowledged by Client	2	2	2	2	B	B	B	B	B	B	B	B	B	B	Yes
241205002		26	Compliance		Loan is subject to Mandatory Arbitration					Active	2	2	2	2	B	B	B	B	B	B	B	B	B	B		Final HUD used for testing
241205002		2070	Compliance		Missing Loan Modification	Missing signed Modification Agreement dated XX/XX/XXXX.		(2024-12-05) This finding is non-material and will be rated a B for all agencies.		Active	2	2	2	2	B	B	B	B	B	B	B	B	B	B		Final HUD used for testing
241205003		26	Compliance		Loan is subject to Mandatory Arbitration					Active	2	2	2	2	B	B	B	B	B	B	B	B	B	B	Y	Final HUD used for testing
241205004		5	Compliance		3 day rescission period not provided	The file did not contain a HUD Disbursement date to verify Right of Rescission adherence.		12/05/13 – Client supplied a system record date for the Disbursement Date field.		Cleared	2	3	1	3	B	A	B	A	B	A	B	A	B	A	Y	Final HUD used for testing
241205004		26	Compliance		Loan is subject to Mandatory Arbitration					Active	2	3	2	3	B	B	B	B	B	B	B	B	B	B	Y	Final HUD used for testing
241205004		1742	Compliance		Missing Appraisal	Appraisal is missing the pictures for both the subject property and the comparables. Appraisal page 2 not legible				Active	3	3	3	3	D	D	D	D	D	D	D	D	D	D	Y	Final HUD used for testing